Semi-Annual Condensed Consolidated Statement Of Changes In Equity - EUR (€) € in Thousands	Total	Share capital	Retained earnings	Other reserves	Currency translation difference	Cash flow hedge reserve	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Total equity attributable to shareholders of the Parent Company	Total equity attributable to non-controlling interests
Beginning balance at Dec. 31, 2018	€ 725,487	€ 4,300	€ 936,555	€ (247,375)	€ 579	€ (872)	€ 597	€ (2,507)	€ 691,277	€ 34,210
(Loss)/Profit for the year	25,439		21,749						21,749	3,690
Other comprehensive income/(loss)	11,188				11,035	(1,990)	(395)	2,463	11,113	75
Dividends	(14,922)		(12,731)						(12,731)	(2,191)
Other changes	(17,438)		(1,084)	(21,552)					(22,636)	5,198
Ending balance at Dec. 31, 2019	729,754	4,300	944,489	(268,927)	11,614	(2,862)	202	(44)	688,772	40,982
(Loss)/Profit for the year	(46,540)		(50,577)						(50,577)	4,037
Other comprehensive income/(loss)	(35,000)				(36,274)	637	539	287	(34,811)	(189)
Dividends	(1,731)									(1,731)
Other changes	(1,449)		(676)	(944)					(1,620)	171
Ending balance at Dec. 31, 2020	645,034	4,300	893,236	(269,871)	(24,660)	(2,225)	741	243	601,764	43,270
(Loss)/Profit for the year	32,234		28,157						28,157	4,077
Other comprehensive income/(loss)	14,070				15,139	(1,715)	335	310	14,069	1
Dividends	(548)									(548)
Issuance of shares held in treasury	2,562			2,562					2,562
Acquisition of non-controlling interests			4,037						4,037	(4,037)
Share-based payments	8,757			8,757					8,757
Other changes	1,571		45						45	1,526
Ending balance at Jun. 30, 2021	703,680	4,300	925,475	(258,552)	(9,521)	(3,940)	1,076	553	659,391	44,289
Beginning balance at Dec. 31, 2020	645,034	4,300	893,236	(269,871)	(24,660)	(2,225)	741	243	601,764	43,270
(Loss)/Profit for the year	(127,661)		(136,001)						(136,001)	8,340
Other comprehensive income/(loss)	34,027				40,197	(6,316)	(430)	444	33,895	132
Dividends	(650)			(102)					(102)	(548)
Issuance of shares held in treasury	5,959			5,959					5,959
Acquisition of non-controlling interests			8,365						8,365	(8,365)
Share-based payments	74,978			74,978					74,978
Ending balance at Dec. 31, 2021	644,304	5,939	498,592	108,974	(4,928)	(8,365)	311	687	601,210	43,094
(Loss)/Profit for the year	21,021		14,038						14,038	6,983
Other comprehensive income/(loss)	29,248				26,719	2,210	1,240	(1,349)	28,820	428
Dividends	(26,001)		(21,854)						(21,854)	(4,147)
Issuance of shares held in treasury	3,824			3,824					3,824
Share-based payments	6,683			6,683					6,683
Other changes	296		126	(436)					(310)	606
Ending balance at Jun. 30, 2022	€ 679,375	€ 5,939	€ 490,902	€ 119,045	€ 21,791	€ (6,155)	€ 1,551	€ (662)	€ 632,411	€ 46,964